GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	May 25, 2016	May 19, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Initial payment received under sales agreement				$ 18,322	$ 18,322
Accumulated deficit				(56,104)	(58,019)
Cash generated from operating activities				9,451	$ 1,884	$ 3,386
Follow-on Public Offering		$ 1,818,182	$ 50,000
Follow-on Public Offering per sahre price	$ 11.00	$ 11.00
Shares issued	2,090,909	272,727
Gross proceeds from public offering	$ 21,279	$ 20,000
Net proceeds from public offering	$ 1,721	$ 1,455
Amdocs Software Systems Limited [Member]
Inventory [Line Items]
Initial payment received under sales agreement				$ 18,310
Percentage of total consolidated revenues drived				62.00%